American Funds Portfolio Series
American Funds® Global Growth Portfolio
Investment portfolio
January 31, 2023
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	19,605,260	$1,005,554
SMALLCAP World Fund, Inc., Class R-6	11,838,565	756,958
EuroPacific Growth Fund, Class R-6	14,039,617	750,839
The New Economy Fund, Class R-6	15,637,040	739,006
The Growth Fund of America, Class R-6	13,493,092	733,754
		3,986,111
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,039,241	994,143
Total investment securities 100% (cost: $4,606,625,000)		4,980,254
Other assets less liabilities 0%		(1,302)
Net assets 100%		$4,978,952
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$904,150	$40,548	$10,452	$(1,382)	$72,690	$1,005,554	$10,812	$29,737
SMALLCAP World Fund, Inc., Class R-6	680,818	2,309	7,260	(3,440)	84,531	756,958	2,309	—
EuroPacific Growth Fund, Class R-6	674,770	10,308	43,778	(13,237)	122,776	750,839	10,308	—
The New Economy Fund, Class R-6	676,709	2,193	—	—	60,104	739,006	2,193	—
The Growth Fund of America, Class R-6	674,041	37,507	—	—	22,206	733,754	4,576	23,573
						3,986,111
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	906,561	6,857	34,771	(5,882)	121,378	994,143	6,857	—
Total 100%				$(23,941)	$483,685	$4,980,254	$37,055	$53,310

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 1 of 11

American Funds® Growth Portfolio
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	62,107,950	$3,377,430
AMCAP Fund, Class R-6[1]	80,886,489	2,708,888
SMALLCAP World Fund, Inc., Class R-6	32,246,120	2,061,817
New Perspective Fund, Class R-6	26,872,835	1,378,308
The New Economy Fund, Class R-6	28,374,076	1,340,959
		10,867,402
Growth-and-income funds 20%
Fundamental Investors, Class R-6	41,784,336	2,683,390
Total investment securities 100% (cost: $12,881,119,000)		13,550,792
Other assets less liabilities 0%		(3,842)
Net assets 100%		$13,546,950
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$3,088,769	$185,555	$—	$—	$103,106	$3,377,430	$21,083	$108,600
AMCAP Fund, Class R-6[1]	2,475,796	905	—	—	232,187	2,708,888	—	—
SMALLCAP World Fund, Inc., Class R-6	1,871,523	6,355	37,368	(18,631)	239,938	2,061,817	6,356	—
New Perspective Fund, Class R-6	1,231,941	55,444	6,343	(695)	97,961	1,378,308	14,783	40,661
The New Economy Fund, Class R-6	1,227,918	3,980	—	—	109,061	1,340,959	3,980	—
						10,867,402
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,533,481	58,732	85,406	(7,168)	183,751	2,683,390	20,899	34,734
Total 100%				$(26,494)	$966,004	$13,550,792	$67,101	$183,995

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 11

American Funds® Growth and Income Portfolio
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,415,675	$1,177,498
The Growth Fund of America, Class R-6	18,481,493	1,005,024
		2,182,522
Growth-and-income funds 51%
Capital World Growth and Income Fund, Class R-6	52,706,168	2,904,638
The Investment Company of America, Class R-6	66,429,161	2,893,654
Washington Mutual Investors Fund, Class R-6	26,533,430	1,418,477
		7,216,769
Equity-income funds 10%
Capital Income Builder, Class R-6	21,806,210	1,425,908
Balanced funds 10%
American Balanced Fund, Class R-6	47,030,478	1,408,092
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	74,093,771	682,404
The Bond Fund of America, Class R-6	58,241,572	682,009
American Funds Strategic Bond Fund, Class R-6	70,211,585	679,648
		2,044,061
Total investment securities 100% (cost: $13,211,618,000)		14,277,352
Other assets less liabilities 0%		(3,813)
Net assets 100%		$14,273,539
American Funds Portfolio Series — Page 3 of 11

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6	$1,048,644	$3,564	$—	$—	$125,290	$1,177,498	$3,565	$—
The Growth Fund of America, Class R-6	913,631	60,099	—	—	31,294	1,005,024	6,194	31,907
						2,182,522
Growth-and-income funds 51%
Capital World Growth and Income Fund, Class R-6	2,642,702	19,983	96,648	(17,008)	355,609	2,904,638	19,982	—
The Investment Company of America, Class R-6	2,661,025	97,732	4,458	(137)	139,492	2,893,654	12,114	85,618
Washington Mutual Investors Fund, Class R-6	1,356,958	30,935	10,236	(336)	41,156	1,418,477	11,500	19,436
						7,216,769
Equity-income funds 10%
Capital Income Builder, Class R-6	1,314,776	20,708	16,706	(58)	107,188	1,425,908	20,708	—
Balanced funds 10%
American Balanced Fund, Class R-6	1,317,000	9,709	—	—	81,383	1,408,092	9,709	—
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	637,296	10,675	—	—	34,433	682,404	9,722	—
The Bond Fund of America, Class R-6	633,004	13,342	—	—	35,663	682,009	5,368	—
American Funds Strategic Bond Fund, Class R-6	632,365	30,797	482	6	16,962	679,648	21,403	—
						2,044,061
Total 100%				$(17,533)	$968,470	$14,277,352	$120,265	$136,961

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 4 of 11

American Funds® Moderate Growth and Income Portfolio
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	9,703,393	$620,435
New Perspective Fund, Class R-6	11,965,346	613,703
		1,234,138
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	34,968,958	1,869,440
Capital World Growth and Income Fund, Class R-6	22,974,268	1,266,112
		3,135,552
Equity-income funds 10%
The Income Fund of America, Class R-6	53,516,030	1,250,134
Balanced funds 40%
American Balanced Fund, Class R-6	104,663,746	3,133,633
American Funds Global Balanced Fund, Class R-6	55,443,077	1,889,500
		5,023,133
Fixed income funds 15%
The Bond Fund of America, Class R-6	104,588,396	1,224,730
American Funds Strategic Bond Fund, Class R-6	62,859,768	608,483
		1,833,213
Total investment securities 100% (cost: $11,438,440,000)		12,476,170
Other assets less liabilities 0%		(3,097)
Net assets 100%		$12,473,073
American Funds Portfolio Series — Page 5 of 11

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
SMALLCAP World Fund, Inc., Class R-6	$545,370	$9,235	$—	$—	$65,830	$620,435	$1,861	$—
New Perspective Fund, Class R-6	539,257	31,090	—	—	43,356	613,703	6,505	17,893
						1,234,138
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,823,597	40,800	49,882	(1,866)	56,791	1,869,440	15,166	25,634
Capital World Growth and Income Fund, Class R-6	1,133,621	8,722	23,371	(3,297)	150,437	1,266,112	8,722	—
						3,135,552
Equity-income funds 10%
The Income Fund of America, Class R-6	1,215,031	57,646	54,335	(2,321)	34,113	1,250,134	15,048	42,599
Balanced funds 40%
American Balanced Fund, Class R-6	2,961,082	21,780	31,155	(2,381)	184,307	3,133,633	21,780	—
American Funds Global Balanced Fund, Class R-6	1,717,750	7,926	10,184	(2,011)	176,019	1,889,500	7,926	—
						5,023,133
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,147,546	12,818	—	—	64,366	1,224,730	9,694	—
American Funds Strategic Bond Fund, Class R-6	573,870	19,733	432	—	15,312	608,483	19,301	—
						1,833,213
Total 100%				$(11,876)	$790,531	$12,476,170	$106,003	$86,126

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 6 of 11

American Funds® Conservative Growth and Income Portfolio
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth-and-income funds 20%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	13,790,955	$737,265
American Mutual Fund, Class R-6	14,795,178	733,397
		1,470,662
Equity-income funds 38%
The Income Fund of America, Class R-6	59,718,792	1,395,030
Capital Income Builder, Class R-6	21,333,373	1,394,989
		2,790,019
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	126,207,706	1,162,373
The Bond Fund of America, Class R-6	99,139,780	1,160,927
American High-Income Trust, Class R-6	77,883,027	724,312
		3,047,612
Total investment securities 100% (cost: $7,187,017,000)		7,308,293
Other assets less liabilities 0%		(1,706)
Net assets 100%		$7,306,587
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	$708,330	$16,038	$8,622	$(680)	$22,199	$737,265	$5,962	$10,076
American Mutual Fund, Class R-6	708,531	25,557	9,010	(322)	8,641	733,397	5,584	19,973
						1,470,662
Equity-income funds 38%
The Income Fund of America, Class R-6	1,323,587	63,716	26,898	(1,207)	35,832	1,395,030	16,632	47,085
Capital Income Builder, Class R-6	1,311,608	20,404	43,425	(1,970)	108,372	1,394,989	20,404	—
						2,790,019
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	1,086,423	19,861	2,660	(337)	59,086	1,162,373	16,585	—
The Bond Fund of America, Class R-6	1,074,044	26,441	144	10	60,576	1,160,927	9,142	—
American High-Income Trust, Class R-6	685,142	17,669	—	—	21,501	724,312	11,171	—
						3,047,612
Total 100%				$(4,506)	$316,207	$7,308,293	$85,480	$77,134

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 7 of 11

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	16,835,631	$927,812
Washington Mutual Investors Fund, Class R-6	12,618,147	674,566
American Mutual Fund, Class R-6	13,604,119	674,356
		2,276,734
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	75,523,812	1,126,815
The Tax-Exempt Bond Fund of America, Class R-6	54,269,820	671,318
Limited Term Tax-Exempt Bond Fund of America, Class R-6	29,106,209	445,325
		2,243,458
Total investment securities 100% (cost: $4,312,300,000)		4,520,192
Other assets less liabilities 0%		(1,089)
Net assets 100%		$4,519,103
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$864,469	$6,403	$52,599	$(10,675)	$120,214	$927,812	$6,403	$—
Washington Mutual Investors Fund, Class R-6	663,123	15,810	24,168	(1,998)	21,799	674,566	5,520	9,330
American Mutual Fund, Class R-6	662,961	29,428	25,541	(894)	8,402	674,356	5,184	18,539
						2,276,734
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	1,030,347	13,402	2,438	(362)	85,866	1,126,815	10,660	—
The Tax-Exempt Bond Fund of America, Class R-6	623,510	6,345	2,820	(173)	44,456	671,318	4,699	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6	420,444	7,646	—	—	17,235	445,325	2,144	—
						2,243,458
Total 100%				$(14,102)	$297,972	$4,520,192	$34,610	$27,869

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 8 of 11

American Funds® Preservation Portfolio
Investment portfolio
January 31, 2023
unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	127,621,032	$1,212,400
Intermediate Bond Fund of America, Class R-6	86,396,602	1,091,189
American Funds Inflation Linked Bond Fund, Class R-6	12,987,085	120,390
		2,423,979
Total investment securities 100% (cost: $2,575,495,000)		2,423,979
Other assets less liabilities 0%		(531)
Net assets 100%		$2,423,448
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,261,094	$10,933	$72,731	$(4,576)	$17,680	$1,212,400	$7,795	$—
Intermediate Bond Fund of America, Class R-6	1,134,985	11,048	89,234	(8,998)	43,388	1,091,189	8,275	—
American Funds Inflation Linked Bond Fund, Class R-6	126,109	8,169	9,460	(625)	(3,803)	120,390	7,576	—
Total 100%				$(14,199)	$57,265	$2,423,979	$23,646	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 9 of 11

American Funds® Tax-Exempt Preservation Portfolio
Investment portfolio
January 31, 2023
unaudited

Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	22,621,227	$346,105
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	23,212,930	230,736
		576,841
Total investment securities 100% (cost: $595,620,000)		576,841
Other assets less liabilities 0%		(124)
Net assets 100%		$576,717
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$359,963	$8,178	$36,290	$(2,270)	$16,524	$346,105	$1,758	$—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	240,153	5,862	21,315	(736)	6,772	230,736	1,165	—
Total 100%				$(3,006)	$23,296	$576,841	$2,923	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 10 of 11

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of January 31,
2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-900-0323O-S89821
American Funds Portfolio Series — Page 11 of 11